UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22334

Western Asset Global Corporate Defined Opportunity Fund Inc.

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-888-777-0102

Date of fiscal year end: October 31

Date of reporting period: January 31, 2015

ITEM 1.	SCHEDULE OF INVESTMENTS.

WESTERN ASSET GLOBAL CORPORATE DEFINED OPPORTUNITY FUND INC.

FORM N-Q

JANUARY 31, 2015

WESTERN ASSET GLOBAL CORPORATE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited)	January 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
CORPORATE BONDS & NOTES - 111.8%
CONSUMER DISCRETIONARY - 13.2%
Auto Components - 0.4%
Europcar Groupe SA, Senior Notes	11.500%	5/15/17	175,000	EUR	$223,457	(a)
Europcar Groupe SA, Senior Notes	9.375%	4/15/18	785,000	EUR	931,181	(a)

Total Auto Components					1,154,638

Automobiles - 0.4%
Ford Motor Credit Co., LLC, Senior Notes	2.375%	1/16/18	1,300,000		1,322,780	(b)

Diversified Consumer Services - 0.2%
Co-operative Group Holdings 2011 Ltd., Senior Notes	6.875%	7/8/20	100,000	GBP	157,950	(c)
Co-operative Group Holdings 2011 Ltd., Senior Notes	7.500%	7/8/26	190,000	GBP	308,485

Total Diversified Consumer Services					466,435

Hotels, Restaurants & Leisure - 2.2%
24 Hour Holdings III LLC, Senior Notes	8.000%	6/1/22	1,000,000		820,000	(a)
Arcos Dorados Holdings Inc., Senior Notes	6.625%	9/27/23	650,000		603,687	(a)
Caesars Entertainment Resort Properties LLC, Secured Notes	11.000%	10/1/21	170,000		153,000	(a)
Carlson Travel Holdings Inc., Senior Notes	7.500%	8/15/19	300,000		302,250	(a)(d)
CEC Entertainment Inc., Senior Notes	8.000%	2/15/22	1,440,000		1,407,600
MGM Resorts International, Senior Notes	11.375%	3/1/18	1,000,000		1,195,000
Mitchells & Butlers Finance PLC, Secured Notes	5.965%	12/15/23	411,477	GBP	719,388
Paris Las Vegas Holding LLC/Harrah’s Las Vegas LLC/Flamingo Las Vegas Holding LLC, Senior Secured Notes	8.000%	10/1/20	1,510,000		1,494,900	(a)

Total Hotels, Restaurants & Leisure					6,695,825

Household Durables - 0.2%
William Lyon Homes Inc., Senior Notes	7.000%	8/15/22	700,000		710,500

Media - 8.1%
Altice SA, Senior Secured Notes	7.750%	5/15/22	780,000		809,250	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	8.125%	4/30/20	1,570,000		1,656,350
Cerved Group SpA, Senior Secured Notes	6.375%	1/15/20	100,000	EUR	121,192	(a)
Cerved Group SpA, Senior Subordinated Notes	8.000%	1/15/21	140,000	EUR	172,438	(c)
Cerved Group SpA, Senior Subordinated Notes	8.000%	1/15/21	100,000	EUR	123,170	(a)
Comcast Corp., Senior Notes	5.700%	7/1/19	1,800,000		2,104,825	(b)
CSC Holdings LLC, Senior Notes	6.750%	11/15/21	1,000,000		1,123,750
DISH DBS Corp., Senior Notes	5.875%	11/15/24	1,950,000		1,964,625
Grupo Televisa SAB, Senior Bonds	6.625%	1/15/40	1,730,000		2,230,017
iHeartCommunications Inc., Senior Notes	10.000%	1/15/18	640,000		559,200
MDC Partners Inc., Senior Notes	6.750%	4/1/20	300,000		314,250	(a)
Numericable-SFR, Senior Secured Bonds	6.000%	5/15/22	1,570,000		1,607,916	(a)
Numericable-SFR, Senior Secured Bonds	6.250%	5/15/24	690,000		715,013	(a)
Time Warner Cable Inc., Senior Notes	8.750%	2/14/19	1,500,000		1,881,562	(b)
TVN Finance Corp. III AB, Senior Bonds	7.375%	12/15/20	483,000	EUR	606,236	(a)
UBM PLC, Notes	5.750%	11/3/20	1,500,000		1,675,422	(a)(b)
UPC Holding BV, Junior Secured Subordinated Notes	6.375%	9/15/22	910,000	EUR	1,110,625	(a)
UPCB Finance II Ltd., Senior Notes	6.375%	7/1/20	1,000,000	EUR	1,187,912	(c)
Videotron Ltd, Senior Notes	7.125%	1/15/20	2,000,000	CAD	1,750,862	(a)
Virgin Media Finance PLC, Senior Notes	6.000%	10/15/24	1,000,000		1,056,250	(a)
Virgin Media Finance PLC, Senior Notes	5.750%	1/15/25	1,500,000		1,556,250	(a)

Total Media					24,327,115

Multiline Retail - 0.4%
Neiman Marcus Group LLC, Senior Secured Notes	7.125%	6/1/28	180,000		181,800
Neiman Marcus Group Ltd. LLC, Senior Notes	8.750%	10/15/21	1,000,000		1,050,000	(a)(d)

Total Multiline Retail					1,231,800

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL CORPORATE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Specialty Retail - 1.1%
AA Bond Co., Ltd., Secured Notes	9.500%	7/31/19	200,000	GBP	$332,871	(a)
Edcon Pty Ltd., Senior Secured Notes	9.500%	3/1/18	300,000	EUR	275,098	(a)
Gap Inc., Senior Notes	5.950%	4/12/21	2,250,000		2,620,685	(b)

Total Specialty Retail					3,228,654

Textiles, Apparel & Luxury Goods - 0.2%
Chinos Intermediate Holdings A Inc., Senior Notes	7.750%	5/1/19	630,000		533,925	(a)(d)

TOTAL CONSUMER DISCRETIONARY					39,671,672

CONSUMER STAPLES - 6.2%
Beverages - 0.2%
Carolina Beverage Group LLC/Carolina Beverage Group Finance Inc., Secured Notes	10.625%	8/1/18	660,000		636,900	(a)

Food & Staples Retailing - 1.1%
CVS Health Corp., Senior Notes	6.125%	9/15/39	1,000,000		1,378,378	(b)
Tesco PLC, Senior Notes	6.125%	2/24/22	1,200,000	GBP	2,041,440

Total Food & Staples Retailing					3,419,818

Food Products - 0.4%
Boparan Finance PLC, Senior Notes	5.250%	7/15/19	616,000	GBP	823,477	(c)
Wells Enterprises Inc., Senior Secured Notes	6.750%	2/1/20	471,000		481,598	(a)

Total Food Products					1,305,075

Personal Products - 0.3%
Hypermarcas SA, Notes	6.500%	4/20/21	760,000		809,324	(a)

Tobacco - 4.2%
Alliance One International Inc., Secured Notes	9.875%	7/15/21	500,000		420,000
Altria Group Inc., Senior Notes	9.700%	11/10/18	2,600,000		3,323,554	(b)
BAT International Finance PLC, Senior Notes	4.875%	2/24/21	1,450,000	EUR	2,051,244
Imperial Tobacco Finance PLC, Senior Notes	8.375%	2/17/16	1,150,000	EUR	1,407,985	(c)
Lorillard Tobacco Co., Senior Notes	8.125%	6/23/19	2,305,000		2,836,971	(b)
Reynolds American Inc., Senior Notes	6.750%	6/15/17	2,340,000		2,610,572	(b)

Total Tobacco					12,650,326

TOTAL CONSUMER STAPLES					18,821,443

ENERGY - 12.5%
Energy Equipment & Services - 1.4%
Atwood Oceanics Inc., Senior Notes	6.500%	2/1/20	1,530,000		1,388,475
Parker Drilling Co., Senior Notes	7.500%	8/1/20	740,000		577,200
TMK OAO Via TMK Capital SA, Senior Notes	6.750%	4/3/20	820,000		467,400	(a)
Transocean Inc., Senior Notes	6.800%	3/15/38	2,200,000		1,707,092

Total Energy Equipment & Services					4,140,167

Oil, Gas & Consumable Fuels - 11.1%
Anadarko Petroleum Corp., Senior Notes	6.450%	9/15/36	1,370,000		1,752,172	(b)
California Resources Corp., Senior Notes	6.000%	11/15/24	2,000,000		1,637,500	(a)
Calumet Specialty Products Partners LP/Calumet Finance Corp., Senior Notes	6.500%	4/15/21	1,410,000		1,230,225	(a)
Continental Resources Inc., Senior Notes	3.800%	6/1/24	3,000,000		2,717,517
Dolphin Energy Ltd., Senior Secured Bonds	5.888%	6/15/19	1,228,510		1,355,968	(c)
Ecopetrol SA, Senior Bonds	4.125%	1/16/25	1,000,000		942,350
Ecopetrol SA, Senior Notes	7.625%	7/23/19	1,650,000		1,930,500
EDC Finance Ltd., Senior Notes	4.875%	4/17/20	800,000		644,000	(a)
Enterprise Products Operating LLC, Senior Notes	6.500%	1/31/19	1,290,000		1,502,795	(b)
Globe Luxembourg SCA, Senior Secured Notes	9.625%	5/1/18	1,050,000		798,000	(a)
Indo Energy Finance BV, Senior Notes	7.000%	5/7/18	470,000		373,909	(a)
LUKOIL International Finance BV, Bonds	6.356%	6/7/17	310,000		299,283	(c)
LUKOIL International Finance BV, Bonds	6.656%	6/7/22	1,860,000		1,636,800	(c)

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL CORPORATE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Oil, Gas & Consumable Fuels - (continued)
Murray Energy Corp., Senior Secured Notes	9.500%	12/5/20	550,000		$543,125	(a)
Pemex Project Funding Master Trust, Senior Bonds	6.625%	6/15/35	910,000		1,048,593
Petrobras Global Finance BV, Senior Notes	6.250%	3/17/24	380,000		344,215
Petrobras Global Finance BV, Senior Notes	7.250%	3/17/44	1,000,000		867,490
Petroleos Mexicanos, Senior Notes	4.250%	1/15/25	1,000,000		987,300	(a)
Petroleum Co. of Trinidad & Tobago Ltd., Senior Notes	9.750%	8/14/19	2,590,000		3,036,775	(a)
Petronas Capital Ltd., Senior Notes	5.250%	8/12/19	1,780,000		1,991,195	(c)
Petronas Capital Ltd., Senior Notes	5.250%	8/12/19	700,000		783,053	(a)
Quicksilver Resources Inc., Senior Notes	11.000%	7/1/21	500,000		67,500
Ras Laffan Liquefied Natural Gas Co., Ltd. III, Senior Secured Bonds	6.750%	9/30/19	2,280,000		2,727,450	(c)
Reliance Holdings USA Inc., Senior Notes	5.400%	2/14/22	1,000,000		1,096,921	(a)
Rosneft Finance SA, Senior Notes	7.875%	3/13/18	2,830,000		2,635,409	(a)
Williams Partners LP, Senior Notes	5.250%	3/15/20	610,000		667,744	(b)

Total Oil, Gas & Consumable Fuels	33,617,789

TOTAL ENERGY					37,757,956

FINANCIALS - 34.0%
Banks - 22.1%
Australia & New Zealand Banking Group Ltd., Subordinated Notes	5.125%	9/10/19	1,250,000	EUR	1,675,462	(c)
Barclays Bank PLC, Subordinated Notes	7.625%	11/21/22	5,750,000		6,425,625
Barclays PLC, Junior Subordinated Bonds	8.250%	12/15/18	240,000		250,636	(e)(f)
BNP Paribas Fortis SA, Senior Subordinated Notes	5.757%	10/4/17	1,200,000	EUR	1,533,857
Citigroup Inc., Senior Notes	7.375%	9/4/19	1,300,000	EUR	1,907,637
Commonwealth Bank of Australia, Subordinated Notes	5.500%	8/6/19	1,200,000	EUR	1,626,047
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, Junior Subordinated Notes	11.000%	6/30/19	1,997,000		2,576,130	(a)(b)(e)(f)
Credit Agricole SA, Junior Subordinated Notes	7.875%	10/26/19	400,000	EUR	542,174	(c)(e)(f)
Credit Agricole SA, Subordinated Bonds	8.125%	9/19/33	900,000		1,026,000	(a)(b)(e)
Credit Agricole SA, Subordinated Notes	8.375%	10/13/19	2,530,000		2,947,450	(a)(b)(e)(f)
HBOS PLC, Subordinated Notes	6.750%	5/21/18	2,000,000		2,254,906	(a)(b)
HSBC Holdings PLC, Junior Subordinated Bonds	6.375%	9/17/24	2,670,000		2,741,449	(b)(e)(f)
ING Bank NV, Subordinated Notes	6.875%	5/29/23	2,850,000	GBP	4,891,295	(e)
Intesa Sanpaolo SpA, Senior Notes	3.625%	8/12/15	1,000,000		1,012,500	(a)(b)
Intesa Sanpaolo SpA, Subordinated Bonds	5.017%	6/26/24	1,940,000		2,001,874	(a)(b)
Intesa Sanpaolo SpA, Subordinated Notes	8.375%	10/14/19	450,000	EUR	605,115	(c)(e)(f)
JPMorgan Chase & Co., Junior Subordinated Bonds	6.000%	8/1/23	5,870,000		5,956,218	(b)(e)(f)
JPMorgan Chase & Co., Junior Subordinated Notes	6.100%	10/1/24	250,000		256,250	(b)(e)(f)
M&T Bank Corp., Junior Subordinated Bonds	6.875%	6/15/16	1,570,000		1,613,175	(b)(f)
National Australia Bank Ltd., Subordinated Notes	6.750%	6/26/23	2,750,000	EUR	3,674,702	(e)
National Capital Trust I, Junior Subordinated Bond	5.620%	12/17/18	266,000	GBP	427,350	(c)(e)(f)
Royal Bank of Scotland Group PLC, Subordinated Notes	6.100%	6/10/23	2,570,000		2,881,050	(b)
Royal Bank of Scotland PLC, Subordinated Notes	13.125%	3/19/22	1,420,000	AUD	1,289,091	(c)(e)
Santander Issuances SAU, Notes	5.911%	6/20/16	2,000,000		2,093,706	(a)(b)
Santander UK PLC, Subordinated Notes	5.000%	11/7/23	1,120,000		1,211,935	(a)(b)
Skandinaviska Enskilda Banken AB, Subordinated Notes	9.250%	3/31/15	450,000	EUR	515,291	(e)(f)
Societe Generale, Subordinated Notes	9.375%	9/4/19	1,550,000	EUR	2,163,102	(c)(e)(f)
Standard Chartered Bank, Subordinated Notes	5.875%	9/26/17	1,250,000	EUR	1,596,396	(c)
Standard Chartered Bank, Subordinated Notes	7.750%	4/3/18	1,000,000	GBP	1,761,118	(c)
Wachovia Capital Trust III, Junior Subordinated Bonds	5.570%	3/23/15	3,660,000		3,608,504	(b)(e)(f)
Wells Fargo & Co., Junior Subordinated Bonds	5.900%	6/15/24	2,910,000		2,997,300	(b)(e)(f)
Wells Fargo & Co., Junior Subordinated Bonds	5.875%	6/15/25	440,000		462,000	(e)(f)

Total Banks					66,525,345

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL CORPORATE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Capital Markets - 2.9%
Goldman Sachs Capital II, Junior Subordinated Bonds	4.000%	3/23/15	1,300,000		$1,020,500	(e)(f)
Goldman Sachs Group Inc., Subordinated Notes	4.750%	10/12/21	2,700,000	EUR	3,635,204
Goldman Sachs Group Inc., Subordinated Notes	5.500%	10/12/21	600,000	GBP	1,038,593
Merrill Lynch & Co. Inc., Senior Notes	7.750%	4/30/18	800,000	GBP	1,434,858
UBS AG London, Senior Notes	6.375%	7/20/16	1,050,000	GBP	1,707,493	(c)

Total Capital Markets					8,836,648

Consumer Finance - 1.3%
American Express Co., Subordinated Debentures	6.800%	9/1/66	1,820,000		1,924,650	(b)(e)
SLM Corp., Medium-Term Notes, Senior Notes	8.000%	3/25/20	1,880,000		2,091,500	(b)

Total Consumer Finance					4,016,150

Diversified Financial Services - 3.0%
FCE Bank PLC, Senior Notes	5.125%	11/16/15	900,000	GBP	1,395,642	(c)
General Electric Capital Corp., Subordinated Bonds	5.500%	9/15/67	940,000	EUR	1,148,773	(c)(e)
General Electric Capital Corp., Subordinated Debentures	6.375%	11/15/67	1,200,000		1,303,320	(b)(e)
International Lease Finance Corp., Senior Notes	8.750%	3/15/17	3,000,000		3,345,450	(b)
International Lease Finance Corp., Senior Notes	6.250%	5/15/19	1,130,000		1,248,650	(b)
MUFG Capital Finance 4 Ltd., Junior Subordinated Bonds	5.271%	1/25/17	550,000	EUR	664,912	(e)(f)

Total Diversified Financial Services					9,106,747

Insurance - 4.1%
AXA SA, Junior Subordinated Notes	5.777%	7/6/16	500,000	EUR	597,567	(e)(f)
AXA SA, Junior Subordinated Notes	6.463%	12/14/18	2,000,000		2,142,500	(a)(b)(e)(f)
BUPA Finance PLC, Subordinated Bonds	5.000%	4/25/23	910,000	GBP	1,491,454	(c)
ELM BV, Subordinated Notes	5.252%	5/25/16	550,000	EUR	654,222	(c)(e)(f)
Farmers Insurance Exchange, Subordinated Notes	8.625%	5/1/24	1,295,000		1,805,156	(a)(b)
Generali Finance BV, Junior Subordinated Bonds	5.317%	6/16/16	500,000	EUR	587,758	(e)(f)
MetLife Capital Trust IV, Junior Subordinated Notes	7.875%	12/15/37	300,000		382,500	(a)(b)
Muenchener Rueckversicherungs-Gesellschaft AG (MunichRe), Subordinated Bonds	5.767%	6/12/17	500,000	EUR	623,576	(c)(e)(f)
QBE Insurance Group Ltd., Senior Notes	6.125%	9/28/15	550,000	GBP	854,895	(c)
Scottish Widows PLC, Subordinated Notes	5.500%	6/16/23	910,000	GBP	1,532,014	(c)
Travelers Cos. Inc., Senior Notes	5.350%	11/1/40	1,150,000		1,506,492	(b)

Total Insurance					12,178,134

Real Estate Management & Development - 0.6%
Howard Hughes Corp., Senior Notes	6.875%	10/1/21	1,230,000		1,291,500	(a)
Tesco Property Finance 6 PLC, Senior Secured Notes	5.411%	7/13/44	409,690	GBP	606,351	(c)

Total Real Estate Management & Development					1,897,851

TOTAL FINANCIALS					102,560,875

HEALTH CARE - 3.7%
Health Care Equipment & Supplies - 0.2%
Lantheus Medical Imaging Inc., Senior Notes	9.750%	5/15/17	690,000		658,088

Health Care Providers & Services - 2.9%
Crown Newco 3 PLC, Senior Subordinated Notes	8.875%	2/15/19	450,000	GBP	709,714	(c)
DJO Finance LLC/DJO Finance Corp., Senior Notes	9.875%	4/15/18	1,000,000		1,005,000
Humana Inc., Senior Notes	7.200%	6/15/18	2,700,000		3,165,763	(b)
Labco SAS, Senior Secured Notes	8.500%	1/15/18	200,000	EUR	236,170	(a)
Unilabs Subholding AB, Senior Secured Notes	8.500%	7/15/18	1,200,000	EUR	1,420,410	(c)
UnitedHealth Group Inc., Senior Notes	6.000%	2/15/18	1,350,000		1,537,830	(b)
Universal Hospital Services Inc., Secured Notes	7.625%	8/15/20	670,000		589,600

Total Health Care Providers & Services					8,664,487

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL CORPORATE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Pharmaceuticals - 0.6%
ConvaTec Healthcare E SA, Senior Notes	10.875%	12/15/18	1,070,000	EUR	$1,280,509	(a)
Valeant Pharmaceuticals International Inc., Senior Notes	5.500%	3/1/23	570,000		587,100	(a)

Total Pharmaceuticals					1,867,609

TOTAL HEALTH CARE					11,190,184

INDUSTRIALS - 7.1%
Aerospace & Defense - 0.8%
Bombardier Inc., Senior Notes	6.125%	5/15/21	1,200,000	EUR	1,383,120	(c)
Erickson Inc., Secured Notes	8.250%	5/1/20	1,189,000		1,076,045

Total Aerospace & Defense					2,459,165

Air Freight & Logistics - 0.2%
XPO Logistics Inc., Senior Notes	7.875%	9/1/19	610,000		635,925	(a)

Airlines - 1.4%
Air Canada, Pass-Through Trust, Secured Notes	6.625%	5/15/18	330,000		340,032	(a)
Heathrow Finance PLC, Senior Secured Notes	7.125%	3/1/17	950,000	GBP	1,557,837	(c)
United Airlines Inc., Pass-Through Certificates, Secured Notes	9.250%	5/10/17	1,968,152		2,164,967
United Airlines Inc., Pass-Through Certificates, Senior Secured Notes	10.400%	11/1/16	35,093		38,820	(b)

Total Airlines					4,101,656

Building Products - 0.2%
Andrade Gutierrez International SA, Senior Notes	4.000%	4/30/18	870,000		543,750	(a)

Commercial Services & Supplies - 1.5%
Garda World Security Corp., Senior Notes	7.250%	11/15/21	470,000		460,600	(a)
Monitronics International Inc., Senior Notes	9.125%	4/1/20	1,570,000		1,467,950
Republic Services Inc., Senior Notes	5.250%	11/15/21	1,450,000		1,686,776	(b)
Taylor Morrison Communities Inc./Monarch Communities Inc., Senior Notes	7.750%	4/15/20	500,000		525,000	(a)
Taylor Morrison Communities Inc./Monarch Communities Inc., Senior Notes	5.250%	4/15/21	420,000		397,950	(a)

Total Commercial Services & Supplies					4,538,276

Construction & Engineering - 0.9%
Astaldi SpA, Senior Bonds	7.125%	12/1/20	410,000	EUR	487,623	(a)
Astaldi SpA, Senior Notes	7.125%	12/1/20	100,000	EUR	118,933	(c)
Brundage-Bone Concrete Pumping Inc., Senior Secured Notes	10.375%	9/1/21	720,000		740,700	(a)
Michael Baker International LLC/CDL Acquisition Co. Inc., Senior Secured Notes	8.250%	10/15/18	920,000		897,000	(a)
Modular Space Corp., Secured Notes	10.250%	1/31/19	740,000		521,700	(a)

Total Construction & Engineering					2,765,956

Electrical Equipment - 0.0%
Trionista TopCo GmbH, Senior Subordinated Notes	6.875%	4/30/21	100,000	EUR	120,435	(a)

Machinery - 0.6%
KION Finance SA, Senior Secured Notes	6.750%	2/15/20	1,195,000	EUR	1,466,588	(a)
KraussMaffei Group GmbH, Senior Secured Notes	8.750%	12/15/20	249,955	EUR	307,870	(a)

Total Machinery					1,774,458

Marine - 0.3%
Horizon Lines LLC, Senior Secured Notes	11.000%	10/15/16	174,000		174,653	(g)
Ultrapetrol Bahamas Ltd., Senior Secured Notes	8.875%	6/15/21	630,000		645,750

Total Marine					820,403

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL CORPORATE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Road & Rail - 0.6%
Gategroup Finance Luxembourg SA, Senior Notes	6.750%	3/1/19	150,000	EUR	$178,822	(a)
Jack Cooper Holdings Corp., Senior Secured Notes	9.250%	6/1/20	1,630,000		1,691,125	(a)

Total Road & Rail					1,869,947

Transportation - 0.6%
CMA CGM, Senior Notes	8.500%	4/15/17	1,750,000		1,789,550	(a)

TOTAL INDUSTRIALS					21,419,521

INFORMATION TECHNOLOGY - 3.3%
Electronic Equipment, Instruments & Components - 0.3%
Interface Security Systems Holdings Inc./Interface Security Systems LLC, Senior Secured Notes	9.250%	1/15/18	770,000		775,775
Techem GmbH, Senior Secured Notes	6.125%	10/1/19	250,000	EUR	302,331	(a)

Total Electronic Equipment, Instruments & Components					1,078,106

Internet Software & Services - 0.7%
Ancestry.com Inc., Senior Notes	9.625%	10/15/18	2,110,000		1,993,950	(a)(d)

IT Services - 1.1%
First Data Corp., Secured Notes	8.250%	1/15/21	3,040,000		3,256,600	(a)

Semiconductors & Semiconductor Equipment - 0.2%
Micron Technology Inc., Senior Notes	5.250%	8/1/23	590,000		591,844	(a)

Software - 0.3%
Oberthur Technologies Holding SAS, Senior Secured Notes	9.250%	4/30/20	670,000	EUR	779,813	(a)

Technology Hardware, Storage & Peripherals - 0.7%
Hewlett-Packard Co., Senior Notes	4.650%	12/9/21	2,000,000		2,217,662	(b)

TOTAL INFORMATION TECHNOLOGY					9,917,975

MATERIALS - 10.9%
Chemicals - 0.9%
Eco Services Operations LLC/Eco Finance Corp., Senior Notes	8.500%	11/1/22	460,000		464,600	(a)
Kerling PLC, Senior Secured Notes	10.625%	2/1/17	606,000	EUR	690,771	(a)
OCP SA, Senior Notes	5.625%	4/25/24	800,000		875,096	(a)
PSPC Escrow Corp., Senior Notes	6.500%	2/1/22	660,000		676,500	(a)

Total Chemicals					2,706,967

Construction Materials - 0.8%
Cemex SAB de CV, Senior Secured Notes	5.700%	1/11/25	660,000		610,500	(a)
Hardwoods Acquisition Inc., Senior Secured Notes	7.500%	8/1/21	750,000		731,250	(a)
HeidelbergCement AG, Senior Notes	8.500%	10/31/19	610,000	EUR	914,122	(c)

Total Construction Materials					2,255,872

Containers & Packaging - 1.6%
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA Inc., Senior Notes	9.125%	10/15/20	1,200,000		1,278,000	(a)
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA Inc., Senior Notes	7.000%	11/15/20	88,235		87,243	(a)
BWAY Holding Co., Senior Notes	9.125%	8/15/21	930,000		933,487	(a)
SGD Group SAS, Senior Secured Bonds	5.625%	5/15/19	1,230,000	EUR	1,361,407	(c)
Suzano Trading Ltd., Senior Notes	5.875%	1/23/21	970,000		1,003,950	(a)

Total Containers & Packaging					4,664,087

Metals & Mining - 5.9%
AngloGold Ashanti Holdings PLC, Senior Notes	8.500%	7/30/20	1,008,000		1,088,771
Barrick Gold Corp., Senior Notes	6.950%	4/1/19	500,000		580,757	(b)
CSN Resources SA, Senior Bonds	6.500%	7/21/20	1,100,000		1,009,250	(a)
Evraz Group SA, Notes	9.500%	4/24/18	450,000		396,000	(a)

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL CORPORATE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Metals & Mining - (continued)
Evraz Group SA, Senior Notes	6.500%	4/22/20	984,000		$735,540	(c)
Evraz Group SA, Senior Notes	6.500%	4/22/20	340,000		254,150	(a)
FMG Resources (August 2006) Pty Ltd., Senior Notes	8.250%	11/1/19	300,000		267,375	(a)
FMG Resources (August 2006) Pty Ltd., Senior Notes	6.875%	4/1/22	1,200,000		946,500	(a)
Freeport-McMoRan Inc., Senior Notes	4.550%	11/14/24	2,000,000		1,831,422
GTL Trade Finance Inc., Senior Bonds	5.893%	4/29/24	1,562,000		1,534,665	(a)
Rio Tinto Finance USA PLC, Senior Notes	2.250%	12/14/18	1,300,000		1,320,610	(b)
Southern Copper Corp., Senior Notes	5.250%	11/8/42	1,850,000		1,674,250
St. Barbara Ltd., Senior Secured Notes	8.875%	4/15/18	600,000		483,000	(a)
Vale Overseas Ltd., Notes	6.250%	1/23/17	670,000		713,289
Vale Overseas Ltd., Notes	8.250%	1/17/34	2,146,000		2,402,612
Vale Overseas Ltd., Notes	6.875%	11/21/36	340,000		335,260
Vedanta Resources PLC, Senior Notes	9.500%	7/18/18	260,000		258,700	(c)
Vedanta Resources PLC, Senior Notes	6.000%	1/31/19	990,000		891,000	(a)
Xstrata Finance Canada Ltd., Senior Notes	5.250%	6/13/17	950,000	EUR	1,182,048

Total Metals & Mining					17,905,199

Paper & Forest Products - 1.7%
Celulosa Arauco y Constitucion SA, Senior Notes	7.250%	7/29/19	1,220,000		1,434,764
Fibria Overseas Finance Ltd., Senior Notes	5.250%	5/12/24	260,000		262,600
Lecta SA, Senior Secured Notes	8.875%	5/15/19	1,120,000	EUR	1,314,401	(c)
Resolute Forest Products Inc., Senior Notes	5.875%	5/15/23	620,000		595,200
UPM-Kymmene OYJ, Senior Notes	6.625%	1/23/17	1,000,000	GBP	1,646,745

Total Paper & Forest Products					5,253,710

TOTAL MATERIALS					32,785,835

TELECOMMUNICATION SERVICES - 12.8%
Diversified Telecommunication Services - 10.1%
Axtel SAB de CV, Senior Secured Notes, Step Bond	8.000%	1/31/20	316,000		303,360	(a)
British Telecommunications PLC, Senior Bonds	8.500%	12/7/16	1,200,000	GBP	2,044,834	(c)
CenturyLink Inc., Senior Notes	5.800%	3/15/22	500,000		528,750
Level 3 Financing Inc., Senior Notes	7.000%	6/1/20	375,000		401,250
Level 3 Financing Inc., Senior Notes	8.625%	7/15/20	625,000		684,688
Level 3 Financing Inc., Senoir Notes	5.625%	2/1/23	1,770,000		1,809,294	(a)
Ooredoo International Finance Ltd., Senior Notes	4.750%	2/16/21	650,000		719,875	(a)
Qwest Corp., Senior Notes	6.750%	12/1/21	2,500,000		2,915,043	(b)
Sunrise Communications Holdings SA, Senior Secured Notes	8.500%	12/31/18	266,000	EUR	314,707	(a)
Sunrise Communications International SA, Senior Secured Notes	7.000%	12/31/17	224,000	EUR	263,308	(a)
Telecom Italia SpA, Senior Notes	5.303%	5/30/24	5,570,000		5,813,687	(a)(b)
Telefonica Emisiones SAU, Senior Notes	5.134%	4/27/20	2,000,000		2,267,588	(b)
Telefonica Emisiones SAU, Senior Notes	7.045%	6/20/36	2,000,000		2,793,756	(b)
Unitymedia KabelBW GmbH, Senior Secured Notes	9.500%	3/15/21	300,000	EUR	379,612	(c)
Verizon Communications Inc., Senior Notes	5.150%	9/15/23	5,280,000		6,058,393	(b)
Vimpel Communications, Notes	6.493%	2/2/16	200,000		195,936	(a)
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC, Senior Notes	9.125%	4/30/18	1,150,000		1,098,250	(c)
Windstream Corp., Senior Notes	7.500%	4/1/23	1,800,000		1,793,250

Total Diversified Telecommunication Services					30,385,581

Wireless Telecommunication Services - 2.7%
Altice Financing SA, Senior Secured Notes	5.250%	2/15/23	110,000	EUR	124,300	(a)
Altice Financing SA, Senior Secured Notes	6.625%	2/15/23	610,000		620,987	(a)
America Movil SAB de CV, Senior Notes	5.625%	11/15/17	2,050,000		2,279,378
America Movil SAB de CV, Senior Notes	6.125%	3/30/40	650,000		822,211
Matterhorn Midco & Cy SCA, Senior Notes	7.750%	2/15/20	560,000	EUR	669,186	(a)
Sprint Capital Corp., Senior Notes	6.875%	11/15/28	750,000		693,750
Sprint Capital Corp., Senior Notes	8.750%	3/15/32	2,000,000		2,055,000
Sprint Corp., Senior Notes	7.125%	6/15/24	980,000		957,950

Total Wireless Telecommunication Services					8,222,762

TOTAL TELECOMMUNICATION SERVICES					38,608,343

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL CORPORATE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
UTILITIES - 8.1%
Electric Utilities - 4.0%
Centrais Eletricas Brasileiras SA, Senior Notes	6.875%	7/30/19	1,680,000		1,675,968	(a)
Electricite de France, Junior Subordinated Notes	5.625%	1/22/24	2,500,000		2,688,125	(a)(b)(e)(f)
Enel SpA, Junior Subordinated Bonds	7.750%	9/10/75	1,740,000	GBP	3,020,495	(c)(e)
ENW Capital Finance PLC, Notes	6.750%	6/20/15	600,000	GBP	922,412	(c)
FirstEnergy Corp., Notes	7.375%	11/15/31	1,930,000		2,535,024	(b)
State Grid Overseas Investment 2014 Ltd., Senior Notes	4.125%	5/7/24	1,000,000		1,094,167	(c)

Total Electric Utilities					11,936,191

Gas Utilities - 0.3%
Wales & West Utilities Finance PLC, Senior Secured Bonds	5.125%	12/2/16	650,000	GBP	1,049,555	(c)

Independent Power and Renewable Electricity Producers - 2.0%
Calpine Corp., Senior Secured Notes	7.875%	1/15/23	1,552,000		1,746,000	(a)
Colbun SA, Senior Notes	6.000%	1/21/20	1,370,000		1,526,040	(a)
Mirant Mid Atlantic LLC, Pass-Through Certificates	10.060%	12/30/28	1,948,589		2,094,733
TerraForm Power Operating LLC, Senior Notes	5.875%	2/1/23	630,000		644,963	(a)

Total Independent Power and Renewable Electricity Producers					6,011,736

Multi-Utilities - 1.8%
Centrica PLC, Senior Notes	6.375%	3/10/22	1,200,000	GBP	2,306,946	(c)
Empresas Publicas de Medellin ESP, Senior Notes	7.625%	7/29/19	1,210,000		1,428,042	(a)
Veolia Environnement, Senior Notes	6.750%	4/24/19	1,200,000	EUR	1,716,592

Total Multi-Utilities					5,451,580

TOTAL UTILITIES					24,449,062

TOTAL CORPORATE BONDS & NOTES (Cost - $330,740,530)					337,182,866

ASSET-BACKED SECURITIES - 1.7%
Argent Securities Inc., 2004-W10 A2	0.950%	10/25/34	816,891		797,252	(e)
Asset Backed Funding Certificates, 2003-WMC1 M1	1.143%	6/25/33	1,524,395		1,472,039	(e)
Countrywide Home Equity Loan Trust, 2006-HW 2A1B	0.305%	11/15/36	594,349		522,135	(e)
Home Equity Asset Trust, 2004-8 M1	1.038%	3/25/35	641,516		617,325	(e)
Park Place Securities Inc., 2004-WCW1 M2	1.188%	9/25/34	888,795		883,882	(e)
Residential Asset Mortgage Products Inc., 2003-RZ5 A7	5.470%	9/25/33	567,022		588,572
Residential Asset Securities Corp., 2003-KS10 AI6	4.540%	12/25/33	118,848		122,921	(e)
Soundview Home Equity Loan Trust, 2005-3 M2	0.948%	6/25/35	69,141		68,900	(e)

TOTAL ASSET-BACKED SECURITIES (Cost - $4,610,618)					5,073,026

COLLATERALIZED MORTGAGE OBLIGATIONS - 2.0%
ARM Trust, 2004-5 4A1	2.687%	4/25/35	397,904		391,819	(e)
Bear Stearns ARM Trust, 2005-12 24A1	5.571%	2/25/36	42,608		39,652	(e)
Credit Suisse Mortgage Capital Certificates, 2009-3R 25A1	2.743%	7/27/36	181,131		185,217	(a)(e)
Greenwich Capital Commercial Funding Corp., 2006-GG7 AM	5.819%	7/10/38	1,500,000		1,581,065	(e)
GSMPS Mortgage Loan Trust, 2006-RP1 1A2	7.500%	1/25/36	270,444		273,866	(a)
HarborView Mortgage Loan Trust, 2004-10 4A	2.561%	1/19/35	269,084		269,170	(e)
JPMorgan Mortgage Trust, 2005-A5 1A2	2.653%	8/25/35	1,194,592		1,191,336	(e)
Residential Asset Mortgage Products Inc., 2003-SL1 M1	7.356%	4/25/31	1,440,976		1,274,504	(e)

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL CORPORATE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
Sequoia Mortgage Trust, 2003-03 A1	0.828%	7/20/33	558,765		$548,995	(e)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2007-HY4 4A1	2.060%	9/25/36	78,993		70,653	(e)

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $5,463,539)					5,826,277

CONVERTIBLE BONDS & NOTES - 0.0%
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Axtel SAB de CV, Senior Secured Notes, Step Bond (Cost - $48,469)	8.000%	1/31/20	360,800	MXN	33,698	(a)

SENIOR LOANS - 1.1%
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Westmoreland Coal Co., Term Loan B	7.500%	12/16/20	640,000		628,800	(h)(i)

HEALTH CARE - 0.5%
Health Care Providers & Services - 0.5%
CRC Health Corp., Second Lien Term Loan	9.000%	9/28/21	630,000		647,325	(h)(i)
Radnet Management Inc., Second Lien Term Loan	8.000%	3/25/21	770,000		758,450	(h)(i)

TOTAL HEALTH CARE					1,405,775

UTILITIES - 0.4%
Independent Power and Renewable Electricity Producers - 0.4%
Energy Future Intermediate Holding Co., LLC, DIP Term Loan	4.250%	6/19/16	1,273,594		1,275,186	(h)(i)

TOTAL SENIOR LOANS (Cost - $3,305,942)					3,309,761

SOVEREIGN BONDS - 4.3%
Brazil - 1.4%
Banco Nacional de Desenvolvimento Economico e Social, Senior Notes	3.375%	9/26/16	560,000		564,704	(a)
Federative Republic of Brazil, Notes	10.000%	1/1/17	10,052,000	BRL	3,608,223

Total Brazil					4,172,927

Chile - 0.5%
Banco del Estado de Chile, Senior Notes	4.125%	10/7/20	1,540,000		1,633,515	(a)

Peru - 0.2%
Republic of Peru, Senior Bonds	7.840%	8/12/20	1,249,000	PEN	472,624

Turkey - 1.1%
Republic of Turkey, Senior Bonds	5.750%	3/22/24	3,000,000		3,450,000

United Arab Emirates - 0.5%
MDC-GMTN B.V., Senior Notes	7.625%	5/6/19	1,250,000		1,540,625	(c)

United Kingdom - 0.6%
United Kingdom Treasury Gilt, Bonds	4.500%	3/7/19	1,019,000	GBP	1,765,180	(c)

TOTAL SOVEREIGN BONDS (Cost - $13,824,329)					13,034,871

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL CORPORATE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2015

SECURITY			SHARES	VALUE
COMMON STOCKS - 0.8%
FINANCIALS - 0.8%
Banks - 0.8%
Citigroup Inc.			48,867	$2,294,306

INDUSTRIALS - 0.0%
Marine - 0.0%
Horizon Lines Inc., Class A Shares			139,004	87,572	*(g)

TOTAL COMMON STOCKS (Cost - $2,611,704)				2,381,878

	RATE
PREFERRED STOCKS - 0.4%
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Rex Energy Corp.	6.000%		4,400	190,872

FINANCIALS - 0.3%
Capital Markets - 0.3%
State Street Corp.	5.900%		37,454	989,909	(e)

Diversified Financial Services - 0.0%
Citigroup Capital XIII	7.875%		3,050	80,673	(e)

TOTAL FINANCIALS				1,070,582

TOTAL PREFERRED STOCKS (Cost - $1,427,739)				1,261,454

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $362,032,870)				368,103,831

		MATURITY DATE	FACE AMOUNT†
SHORT-TERM INVESTMENTS - 0.4%
Repurchase Agreements - 0.4%
State Street Bank & Trust Co. repurchase agreement dated 1/30/15; Proceeds at maturity - $1,414,000; (Fully collateralized by U.S. government agency obligations, 2.000% due 1/30/23; Market Value - $1,444,534) (Cost - $1,414,000)	0.000%	2/2/15	1,414,000	1,414,000

TOTAL INVESTMENTS - 122.5% (Cost - $363,446,870#)				369,517,831
Liabilities in Excess of Other Assets - (22.5)%				(67,993,557)

TOTAL NET ASSETS - 100.0%				$301,524,274

†	Face amount denominated in U.S. dollars, unless otherwise noted.

*	Non-income producing security.

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(b)	All or a portion of this security is held by the counterparty as collateral for open reverse repurchase agreements.

(c)	Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(d)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional debt securities.

(e)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(f)	Security has no maturity date. The date shown represents the next call date.

(g)	Illiquid security.

(h)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(i)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL CORPORATE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2015

Abbreviations used in this schedule:

ARM	— Adjustable Rate Mortgage
AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
DIP	— Debtor-in-Possession
EUR	— Euro
GBP	— British Pound
MXN	— Mexican Peso
OJSC	— Open Joint Stock Company
PEN	— Peruvian Nuevo Sol

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Global Corporate Defined Opportunity Fund Inc. (the “Fund”) was incorporated in Maryland on September 17, 2009 and is registered as a non-diversified, limited-term, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary investment objective is to provide current income and then to liquidate and distribute substantially all of the Fund’s net assets to stockholders on or about December 2, 2024. As a secondary investment objective, the Fund will seek capital appreciation. The Fund seeks to achieve its investment objectives by investing 80% of its managed assets in a portfolio of U.S. and foreign corporate fixed-income securities of varying maturities.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (formerly, Legg Mason North American Fund Valuation Committee) (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

Notes to Schedule of Investments (unaudited) (continued)

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (Level 3)	TOTAL
Long-term investments†:
Corporate bonds & notes	—	$337,182,866	—	$337,182,866
Asset-backed securities	—	5,073,026	—	5,073,026
Collateralized mortgage obligations	—	5,826,277	—	5,826,277
Convertible bonds & notes	—	33,698	—	33,698
Senior loans	—	3,309,761	—	3,309,761
Sovereign bonds	—	13,034,871	—	13,034,871
Common stocks	$2,381,878	—	—	2,381,878
Preferred stocks:
Energy	—	190,872	—	190,872
Financials	1,070,582	—	—	1,070,582

Total long-term investments	$3,452,460	$364,651,371	—	$368,103,831

Short-term investments†	—	1,414,000	—	1,414,000

Total investments	$3,452,460	$366,065,371	—	$369,517,831

Other financial instruments:
Forward foreign currency contracts	—	$8,780,368	—	$8,780,368

Total	$3,452,460	$374,845,739	—	$378,298,199

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other financial instruments:
Forward foreign currency contracts	—	$592,372	—	$592,372

†	See Schedule of Investments for additional detailed categorizations.

2. Investments

At January 31, 2015, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$22,969,350
Gross unrealized depreciation	(16,898,389)

Net unrealized appreciation	$6,070,961

Notes to Schedule of Investments (unaudited) (continued)

At January 31, 2015, the Fund had the following open reverse repurchase agreements:

Counterparty	Rate	Effective Date	Maturity Date		Face Amount of Reverse Repurchase Agreements
Barclays	0.75%	10/23/2014	TBD	*	$80,000,000

* TBD — To Be Determined; These reverse repurchase agreements have no maturity dates because they are renewed daily and can be terminated by either the Fund or the counterparty in accordance with the terms of the agreements.

On January 31, 2015, the total market value of underlying collateral (refer to the Schedule of Investments for positions held at the counterparty as collateral for reverse repurchase agreements) for open reverse repurchase agreements was $101,898,168.

At January 31, 2015, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	500,000	USD	624,586	Citibank N.A.	2/13/15	$(59,536)
EUR	900,000	USD	1,123,217	Citibank N.A.	2/13/15	(106,127)
EUR	1,200,000	USD	1,492,774	Citibank N.A.	2/13/15	(136,654)
EUR	746,482	USD	865,335	Citibank N.A.	2/13/15	(21,736)
USD	15,527,991	EUR	12,406,523	Citibank N.A.	2/13/15	1,507,384
USD	707,963	GBP	443,197	Citibank N.A.	2/13/15	40,464
CAD	140,000	USD	112,666	Morgan Stanley	2/13/15	(2,508)
USD	1,321,456	CAD	1,512,526	Morgan Stanley	2/13/15	131,341
USD	45,113,886	EUR	36,013,751	Morgan Stanley	2/13/15	4,414,758
USD	17,654,710	GBP	11,039,175	Morgan Stanley	2/13/15	1,028,597
EUR	500,000	USD	618,135	UBS AG	2/13/15	(53,085)
EUR	1,700,000	USD	2,125,748	UBS AG	2/13/15	(204,579)
GBP	575,000	USD	874,155	UBS AG	2/13/15	(8,147)
USD	7,404,572	EUR	5,932,143	UBS AG	2/13/15	700,659
USD	14,918,457	GBP	9,384,566	UBS AG	2/13/15	784,352
USD	4,389,896	GBP	2,800,000	UBS AG	2/13/15	172,813

Total						$8,187,996

Abbreviations used in this table:

AUD	— Australian Dollar
CAD	— Canadian Dollar
EUR	— Euro
GBP	— British Pound
USD	— United States Dollar

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Global Corporate Defined Opportunity Fund Inc.

By	/s/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	March 16, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	March 16, 2015

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	March 16, 2015